Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	Dreyfus International Funds, Inc.
Central Index Key	0000897469
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Emerging Markets Fund | Class T
Prospectus:
Trading Symbol	DRFTX